Average Annual Total Returns{- Telecommunications Portfolio} - 02.28 Select Portfolios: Fidelity Advisor Telecommunications Fund AMCIZ PRO-14 - Telecommunications Portfolio	Fidelity Advisor Telecommunications Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Telecommunications Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Telecommunications Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor Telecommunications Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Telecommunications Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Telecommunications Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor Telecommunications Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Telecommunications Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor Telecommunications Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Telecommunications Fund: Class Z Return Before Taxes Inception Date	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	IXYR4 Past 1 year	IXYR4 Past 5 years	IXYR4 Past 10 years
Total	13.31%	9.10%	8.33%	10.79%	7.04%	7.07%	8.81%	6.71%	6.49%	15.66%	9.27%	8.25%	18.33%	9.61%	8.20%	20.60%	10.75%	9.31%	20.78%		11.33%	[1]	Oct. 02, 2018	18.40%	15.22%	13.88%	12.36%	5.99%	7.33%

[1]	(a)Since inception October 2, 2018.